UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-22669

AmericaFirst Quantitative Funds

 (Exact name of registrant as specified in charter)

300 Harding Blvd., Suite 215, Roseville, CA 95678

 (Address of principal executive offices)             (Zip code)

Mutual Shareholder Services

8000 Town Centre Dr. Suite 400

Broadview Hts., OH  44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  916-757-6862

Date of fiscal year end:   June 30

Date of reporting period:  March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	AmericaFirst Defensive Growth Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 40.97%

Aircraft 'Schedule - 3.64%
751	Boeing Company	$ 286,446

Aircraft Part & Auxiliary Equipment, Nec - 0.59%
102	TransDigm Group, Inc. *	46,307

Beverages - 0.58%
262	Constellation Brands, Inc.	45,937

Biological Products (No Diagnostic Substances) - 0.97%
233	Amgen, Inc.	44,265
135	Biogen, Inc. *	31,911
		76,176
Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 1.11%
1,333	Kraft Heinz Company	43,522
282	Lancaster Colony Corp.	44,187
		87,709
Canned, Fruits, Vegetables & Preserves, Jams & Jellies - 0.62%
418	J.M. Smucker Company	48,697

Cigarettes - 0.62%
844	Altria Group, Inc.	48,471

Cogeneration Services & Small Power Producers - 0.59%
2,568	The AES Corporation	46,429

Electric & Other Services Combined - 0.57%
752	Public Service Enterprise Group	44,676

Electric Services - 1.73%
623	Black Hills Corporation	46,145
1,062	Nrg Energy, Inc.	45,114
1,041	Oge Energy Corporation	44,888
		136,147
Electromedical & Electrotherapeutic Apparatus - 0.57%
489	Medtronic Plc.	44,538

Fats & Oils - 0.57%
1,041	Archer-Daniels-Midland Company	44,898

Food & Kindred Products - 1.26%
1,228	Campbell Soup Co.	46,823
1,893	Conagra Brands, Inc.	52,512
		99,335
Grain Mill Products - 1.15%
479	Ingredion, Inc.	45,356
786	Kellogg Co.	45,101
		90,457
Hospital & Medical Service Plans - 3.31%
147	Anthem, Inc.	42,186
727	Centene Corporation *	38,604
155	Humana, Inc.	41,230
329	Molina Healthcare, Inc. *	46,705
183	UnitedHealth Group, Inc.	45,249
174	Wellcare Health Plans, Inc. *	46,936
		260,910
In Vitro & In Vitro Diagnostics Substances - 0.60%
210	IDEXX Laboratories, Inc. *	46,956

Malt Beverages - 0.55%
722	Malson Coors Brewing Company Class B *	43,067

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.55%
964	Energizer Holdings, Inc.	43,313

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.59%
366	Steris Plc. *	46,859

Perfumes, Cosmetics & Other Toilet Peparations - 0.59%
4,022	Coty, Inc.	46,253

Pharmaceutical Peparations - 6.77%
321	Allergan Plc.	46,998
2,726	Alexion Pharmaceuticals, Inc. *	44,204
856	Bristol-Myers Squibb Company	40,840
1,024	Catalent, Inc. *	41,564
532	Celgene Corporation *	50,189
324	Johnson & Johnson *	45,292
357	Ligand Pharmaceuticals Plc. *	44,878
1,773	Mallinckrodt Plc. *	38,545
544	Merck & Company, Inc.	45,245
1,512	Prestige Brands Holdings, Inc. *	45,224
234	Vertex Pharmaceuticals, Inc. *	43,044
470	Zoetis, Inc. *	47,315
		533,338
Plastic Products, NEC - 1.01%
2,726	Newell Brands, Inc.	41,817
1,469	Tupperware Brands, Corp.	37,577
		79,394
Poultry Slaughtering & Processing - 0.63%
718	Tyson Foods, Inc.	49,851

Radio & TV Broadcasting & Communications Equipment - 0.55%
209	L3 Technologies, Inc.	43,131

Railroads, Line-Haul Operating - 1.74%
540	Genesse & Wyoming, Inc. *	47,055
247	Norfolk Southern Corporation *	46,162
264	Union Pacific Corporation	44,141
		137,358
Services - Commercial Physical & Biological Research - 2.43%
311	Charles River Laboratories International, Inc. *	45,173
316	IQVIA Holdings, Inc. *	45,456
414	PRA Health Sciences, Inc. *	45,660
1,059	Syneos Health, Inc. *	54,814
		191,103

Services - General Medical & Surgical Hospitals, NEC - 1.07%
318	HCA Holdings, Inc. *	41,461
319	Universal Health Services, Inc.	42,673
		84,134
Ship & Boat Building & Repairing - 0.56%
260	General Dynamics Corporation	44,013

Surgical & Medical Instruments & Apparatus - 1.68%
132	Abiomed, Inc. *	37,698
592	Baxter International, Inc. *	48,136
235	Stryker Corporation	46,417
		132,251
Telegraph & Other Message Communications - 0.57%
520	J2 Global, Inc. *	45,032

Wholesale - Drugs Proprietaries & Druggists' Sundries - 1.55%
531	AmerisourceBergen Corporation *	42,225
814	Cardinal Health, Inc.	39,194
348	McKesson Corporation	40,737
		122,156
Wholesale-Groceries & Related Products - 0.56%
655	Sysco Corp. *	43,728

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.54%
1,962	Patterson Companies, Inc.	42,870

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.58%
938	Hologic, Inc. *	45,399

TOTAL COMMON STOCK (Cost $3,489,080) - 40.97%		$ 3,227,339

CORPORATE BONDS - 1.10%
Hospitals - 1.10%
356	Amedisys, Inc. *	43,881
134	Chemed Corporation	42,889
TOTAL CORPORATE BONDS (Cost $82,187) - 1.10%		$ 86,770

EXCHANGE TRADED FUNDS - 48.23%
7,970	Ishares 10-20 Year Treasury Bond *	1,096,991
8,798	Ishares 20+ Year Treasury Bond	1,112,419
6,000	Invesco CurrencyShares Japanese Yen *	516,660
19,251	Vanguard Total International B	1,073,628
TOTAL EXCHANGE TRADED FUNDS (Cost $3,685,088) - 48.23%		$ 3,799,698

REAL ESTATE INVESTMENT TRUSTS - 2.29%
904	Apartment Investment & Management Company *	45,462
227	AvalonBay Communities, Inc.	45,566
600	Equity Residential	45,192
657	Vornado Realty Trust	44,308
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $172,081) - 2.29%		$ 180,528

VENTURE CAPITAL FUND - 5.39%
350,000	Moneta Ventures Fund II L.P. * (b)(c)	424,992
TOTAL VENTURE CAPITAL FUND (Cost $371,517) - 3.23%		424,992

MONEY MARKET FUND - 3.10%
235,557	Federated Institutional Prime Obligations Fund Pledge Account Institutional Shares 2.53%	235,628
8,921	Federated Institutional Prime Obligations Fund - Institutional Class 2.53% **	8,924
TOTAL MONEY MARKET FUND (Cost $244,528) - 3.10%		$ 244,552

TOTAL INVESTMENTS (Cost $7,672,964) *** - 101.09%		$ 7,963,879

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.09%)		(85,832)

NET ASSETS - 100.00%		$ 7,878,047

* Represents non-income producing security during the period.
** All or a portion is held as collateral at March 31, 2019. Segregated securities can be used as collateral for future securities sold short transactions.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,672,964 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $386,754
Gross Unrealized Depreciation ($95,838)
Net Unrealized Appreciation $290,916
(b) Indicates an illiquid and fair valued security.
(c) Represents investment in a non-unitized venture capital fund. Accordingly, share quantity is not applicable.
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Defensive Growth Fund

1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,672,964 amounted to $290,916, which consisted of aggregate gross unrealized appreciation of $386,754 and aggregate gross unrealized depreciation of $95,938.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3
Common Stock		$3,227,339	$0	$0
Corporate Bonds		$0	$86,770	$0
Exchange Traded Funds		$3,799,698	$0	$0
Real Estate Investment Trusts		$180,528	$0	$0
Venture Capital Fund		$0	$0	$424,992
Money Market Funds		$244,552	$0	$0
Investments at Market		$7,452,117	$86,770	$0

	AmericaFirst Large Cap Share Buyback Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 93.96%

Air Transportation - 3.17%
2,861	United Continental Holdings, Inc. *	$ 228,251

Apparel & Other Finished Products of Fabrics & Similar Material - 3.90%
7,823	Glidan Ativewear, Inc.	281,393

Computer Communications Equipment - 7.35%
5,514	Cisco Systems, Inc.	297,701
8,769	Juniper Networks, Inc.	232,115
		529,816
Computer Storage Devices - 3.83%
3,982	NetApp, Inc. *	276,112

Crude Petroleum & Natural Gas - 3.83%
10,590	Cabot Oil & Gas Corporation	276,399

Fire, Marine & Casualty Insurance - 3.46%
5,201	Loews Corp.	249,284

Miscellaneous Publishing - 4.01%
4,884	Thomson Reuters Corporation	289,133

Natural Gas Transmission - 3.78%
4,875	National Grid Plc. *	272,220

Petroleum Refining - 3.61%
2,733	Phillips 66	260,100

Pharmaceutical Preparations - 3.57%
3,091	Merck & Company, Inc.	257,078

Radio & TV Broadcasting& Communications Equipment - 4.98%
2,399	Ubiquiti Networks, Inc.	359,154

Railroads, Line-Haul Operating - 8.08%
3,872	CSX Corporation	289,703
1,751	Union Pacific Corporation	292,767
		582,470
Retail-Auto & Home Supply Stores - 7.68%
281	AutoZone, Inc. *	287,778
685	O'Reilly Automotive, Inc. *	265,985
		553,763
Retail-Eating Places - 3.57%
2,579	Yum! Brands, Inc.	257,410

Retail-Variety Stores - 3.98%
3,580	Target Corporation	287,331

Services-Commercial Physical & Biological Research - 4.09%
2,050	IQVIA Holdings, Inc. *	294,892

Services-Computer Processing & Data Preparation - 3.92%
3,203	Fiserv, Inc. *	282,761

Services-Computer Programming Services - 6.73%
4,058	Amdocs, Ltd.	219,578
24,329	Infosys, Ltd.	265,916
		485,494
Services-Prepackaged Software - 4.03%
2,299	Check Point Software Technologies Ltd. *	290,801

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.94%
4,001	Herbalife Nutrition Ltd. *	212,013

Wholesale-Groceries & Related Products - 3.46%
966	Domino's Pizza, Inc.	249,325

TOTAL COMMON STOCK (Cost $6,162,083) - 93.96%		$ 6,775,200

MONEY MARKET FUND - 5.34%
384,738	Federated Institutional Prime Obligations Fund - Institutional Class 2.53% **	384,854
TOTAL MONEY MARKET FUND (Cost $384,866) - 5.34%		$ 384,854

TOTAL INVESTMENTS (Cost $6,546,949) *** - 99.29%		$ 7,160,054

OTHER ASSETS LESS LIABILITIES - 0.71%		50,919

NET ASSETS - 100.00%		$ 7,210,973

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at March 31, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,546,949 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $782,880
Gross Unrealized Depreciation ($169,775)
Net Unrealized Appreciation $613,105
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
AmericaFirst Large Cap Share Buyback Fund

1. SECURITY TRANSACTIONS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,546,949 amounted to $613,105, which consisted of aggregate gross unrealized appreciation of $782,880 and aggregate gross unrealized depreciation of $169,775.

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$6,775,200	$0	$0	$6,775,200
Money Market Funds		$384,854	$0	$0	$384,854
Investments at Market		$7,160,054	$0	$0	$7,160,054

	AmericaFirst Seasonal Rotation Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 63.47%

Aircraft Engines & Engine Parts - 2.82%
1,854	Heico Corp. *	$ 175,889

Aircraft Part & Auxiliary Equipment - 2.91%
400	Transdigm Group, Inc. *	181,596

Cement, Hydraulic - 2.67%
35,826	CEMEX, S.A.B. *	166,233

Construction, Mining & Materials Handling Machinery & Equipment - 2.89%
1,919	Dover Corporation	180,002

Crude Petroleum & Natural Gas - 2.92%
58,701	Chesapeake Energy Corporation *	181,973

Drilling Oil & Gas Wells - 2.96%
53,628	Nabors Industries, Ltd.	184,480

Fire, Marine & Casualty Insurance - 2.76%
5,319	Arch Capital Group, Ltd. *	171,910

Gen Building Contractors - Residential Buildings - 2.82%
3,688	Fortune Brands Home & Security, Inc.	175,586

Miscellaneous Fabricated Metal Products - 2.72%
986	Parker-Hannifin Corporation	169,217

Oil Gas Gas Field Services, Nbc - 2.69%
11,381	SemGroup Corporation *	167,756

Petroleum Refining - 2.90%
2,130	Valero Energy Corp.	180,688

Rolling Drawing & Extruding of Nonferrous Metals - 2.88%
9,397	Arconic, Inc.	179,577

Search, Detection, Navigation, Guidance, Aeroneutical System - 5.32%
599	Northrop Grumman Corporation	161,490
932	Raytheon Company *	169,699
		331,189
Services-Auto Rental & Leasing (No Drivers) - 2.71%
4,851	Avis Budget Group, Inc. *	169,106

Services-Business Services, NEC - 2.91%
6,912	First Data Corporation *	181,578

Services-Computer Processing & Data Preparation - 5.39%
4,066	CarGurus, Inc. *	162,884
3,276	Five9, Inc. *	173,071
		335,955
Services-Computer Programming, Data Processing, Etc. - 5.46%
880	Sabre Corporation	165,708
7,747	The Trade Desk, Inc. *	174,196
		339,904
Services-Miscellaneous Equipment Rental & Leasing - 2.47%
3,949	Herc Holdings, Inc. *	153,932

State Commercial Banks - 2.46%
5,297	Bank OZK *	153,507

Surety Insurance - 2.81%
4,028	Essent Group, Ltd. *	175,017

TOTAL COMMON STOCK (Cost $3,924,190) - 63.47%		$ 3,955,095

EXCHANGE TRADED FUNDS - 34.08%
15,429	Ishares 10-20 Year Treasury Bond	2,123,648
TOTAL EXCHANGE TRADED FUNDS (Cost $2,047,756) - 34.08%		$ 2,123,648

MONEY MARKET FUND - 2.45%
152,808	Federated Institutional Prime Obligations Fund - Institutional Class 2.53% **	152,853
TOTAL MONEY MARKET FUND (Cost $152,853) - 2.45%		$ 152,853

TOTAL INVESTMENTS (Cost $6,124,799) *** - 100.01%		$ 6,231,596

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01%)		(597)

NET ASSETS - 100.00%		$ 6,230,999

* Variable rate security; the money market rate shown represents the seven day yield at March 31, 2019.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,124,799 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $193,803
Gross Unrealized Depreciation ($87,006)
Net Unrealized Apppreciation $106,797
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $6,124,799 amounted to $106,797, which consisted of aggregate gross unrealized appreciation of $193,803 and aggregate gross unrealized depreciation of $87,006.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 3,955,095	$0	$0	$ 3,955,095
Exchamge Traded Funds		$ 2,123,648	$0	$0	$ 2,123,648
Money Market Fund		$ 152,853	$0	$0	$ 152,853
Investments at Market		$ 6,231,596	$0	$0	$ 6,231,596

	AmericaFirst Tactical Alpha Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 38.59%

Air Transportation, Scheduled - 0.17%
80,929	American Airlines Group, Inc. *	$ 23,469

Aircraft Engines & Engine Parts - 1.71%
2,445	Heico Corp. *	231,957

Aircraft Part & Auxiliary Equipment, Nec - 1.76%
525	TransDigm Group, Inc. *	238,345

Cement, Hydraulic - 1.61%
46,952	CEMEX, S.A.B. de C.V. *	217,857

Chemicals & Allied Products - 0.36%
2,680	Basf Se Adr *	49,419

Construction, Mining & Materials Handling Machinery & Equipment - 1.74%
2,521	Dover Corporation	236,470

Crude Petroleum & Natural Gas - 1.65%
72,279	Chesapeake Energy Corporation *	224,065

Drilling Oil & Gas Wells - 1.78%
70,068	Nabors Industries, Ltd.	241,034

Gen Building Contractors - Residential Buildings - 1.69%
4,828	Fortune Brands Home & Security, Inc.	229,861

Hospital & Medical Service Plans - 1.70%
933	Unitedhealth Group, Inc.	230,694

Miscellaneous Fabricated Metal Products - 1.63%
1,289	Parker-Hannifin Corporation	221,218

Oil, GasField Services, Nbc - 1.63%
15,024	SemGroup Corporation *	221,454

Petroleum Refining - 1.74%
2,777	Valero Energy, Corp.	235,573

Pharmaceutical Preparations - 1.38%
1,570	Sarepta Therapeutics, Inc. *	187,128

Rolling Drawing & Extruding Of Nonferrous Metals - 1.74%
12,358	Arconic, Inc.	236,161

Search, Detection, Navigation, Guidance, Aeronautical Sys - 3.22%
792	Northrop Grumman Corporation *	213,523
1,225	Raytheon Company *	223,048
		436,571
Services - Business Services, Nec - 1.74%
8,971	First Data Corporation *	235,668

Services - Computer Processing & Data Preparation - 3.42%
5,855	CarGurus, Inc. *	234,551
4,348	Five9, Inc. *	229,705
		464,256
Services - Computer Programming, Data Processing, Etc. - 3.26%
10,091	Sabre Corporation	215,846
1,143	The Trade Desk, Inc. *	226,257
		442,103
Services - General Medical & Surgical Hospitals, Nec - 1.59%
1,649	HCA Holdings, Inc. *	214,997

Surgical & Medical Instruments & Apparatus - 1.45%
1,655	DexCom, Inc. *	197,111

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.61%
4,115	Herbalife Nutrition, Ltd. *	218,054

TOTAL COMMON STOCK (Cost $5,721,664) - 38.59%		$ 5,233,465

EXCHANGE TRADED FUNDS - 57.41%
22,091	Invesco DB Oil Fund *	1,902,256
14,264	iShares 10-20 Year Treasury Bond ETF *	1,963,297
15,811	iShares 20+ Year Treasury Bond ETF	1,999,143
34,444	Vanguard Total International B	1,920,942
TOTAL EXCHANGE TRADED FUNDS (Cost $7,592,901) -57.41%		$ 7,785,638

VENTURE CAPITAL FUND - 3.67%
437,500	Moneta Ventures Fund II L.P.*(a)(b)	498,105
TOTAL VENTURE CAPITAL FUND (Cost $464,396) - 3.67%		498,105

TOTAL INVESTMENT (Cost $13,778,961) - 99.67%		$ 13,517,208

OTHER ASSETS LESS LIABILITIES - 0.33%		44,410

NET ASSETS - 100.00%		$ 13,561,618

* Represents non-income producing security during the period.
** Variable rate security; the money market rate shown represents the seven day yield at March 31, 2019.
*** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $13,778,961 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $399,159
Gross Unrealized Depreciation ($660,912)
Net Unrealized Depreciation ($261,753)
(a) Indicates an illiquid and fair valued security
(b) Indicates an illiquid and fair valued security.
ADR - American Depositary Receipt
ADS - American Depositary Share
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2019, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $13,778,961 amounted to $261,753, which consisted of aggregate gross unrealized appreciation of $399,159 and aggregate gross unrealized depreciation of $660,912.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$5,233,465	$0	$0	$5,233,465
Exchange Traded Funds		$7,785,638	$0	$0	$7,785,638
Venture Capital Fund		$0	$0	$498,105	$498,105
Investments at Market		$13,019,103	$0	$498,105	$13,517,208

	AmericaFirst Income Fund
	Schedule of Investments
	March 31, 2019 (Unaudited)

Shares		Value

COMMON STOCK - 32.09%

Cigarettes - 0.66%
7,793	Vector Group, Ltd.	$ 84,086

Commercial Banks, Nec - 3.41%
21,771	Banco Latinoamericano de Comercio Exterior, S.A. BLX	433,678

Deep Sea Foregn Transportation Of Freight - 0.71%
7,371	Ship Finance International, Ltd.	90,958

Electric Services - 0.76%
4,378	Pattern Energy Group, Inc.	96,316

Investment Companies - 1.42%
5,962	Apollo Investment Corp.	90,265
4,535	TPG Specialty Lending, Inc.	90,700
		180,965
Financial - Investment Management - 0.68%
13,333	Prospect Capital Corp.	86,931

Natural Gas Transmission - 8.64%
40,847	EnLink Midstream, Llc. *	522,025
11,318	Targa Resources Corp. *	470,263
2,874	TC PipeLines *	107,372
		1,099,660
Oil, Gas Field Services, Nbc - 3.45%
29,831	SemGroup Corporation *	439,709

Specialty Finance - 0.66%
6,671	Hercules Capital, Inc. *	84,455

Telephone Communications- 4.58%
6,924	Centurylink, Inc.	83,019
45,865	Consolidated Communications Holdings, Inc. *	500,387
		583,406
Water Transportation - 3.41%
91,089	Golden Ocean Group, Ltd.	434,495

Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 3.70%
11,417	Macquarie Infrastructure Corporation *	470,609

TOTAL COMMON STOCK (Cost $4,054,282) - 32.09%		$ 4,085,268

CORPORATE BONDS - 4.38%

Banking & Financial Services - 3.78%
500,000	C Float 2/08/2034	481,100

Electric Services - 0.60%
74,216	RGS AEGCO Funding Corp. 9.810%, 12/7/2021	76,582

TOTAL CORPORATE BONDS (Cost $584,818) - 4.38%		$ 557,682

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS - 0.06%

Foreign Government Bonds - 0.06%
7,500	Indonesia Rep 9.30%, 7/01/2020 (Indonesia)	7,834

TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost $8,143) - 0.06%		$ 7,834

EXCHANGE TRADED FUND - 23.58%
7,204	Invesco Curency Shares Japanese Yen *	620,336
5,781	iShares 10-20 Year Treasury Bond ETF *	795,697
6,382	iShares 20+ Year Treasury Bond ETF	806,940
13,965	Vanguard Total International B	778,828
TOTAL EXCHANGE TRADED FUND (Cost $2,927,672) - 23.58%		$ 3,001,801

Limited Partnerships - 14.17%

Bituminous Coal & Lignite Serface Mining - 0.75%
4,708	Alliance Resource Partners L.P.	95,855

Investment Advice - 3.55%
15,635	AllianceBernstein Holdings L.P. *	451,695

Pipe Lines (No Natural Gas) - 4.38%
3,131	Holly Energy Partners, L.P. *	84,506
17,578	NuStar Energy, L.P. *	472,672
		557,178
Retail - Nonstore Retailers - 3.97%
14,358	Crestwood Equity Partners, L.P. *	505,258

Retail - Retail Stores, Nec - 0.78%
3,219	AmeriGas Partners, L.P. *	99,371

Services - Prepackaged Software - 0.75%
6,175	Energy Transfer, L.P. *	94,910

TOTAL LIMITED PARTNERSHIPS (Cost $1,734,751) - 14.17%		$ 1,804,267

REAL ESTATE INVESTMENT TRUSTS- 26.59%
7,058	Arbor Realty Trust, Inc.	91,542
24,632	Chimera Investment Corporation	461,604
4,312	CoreCivic, Inc.	83,868
15,231	Omega Healthcare Investors, Inc. *	581,063
26,829	PennyMac Mortgage Investment Trust *	555,629
35,737	Redwood Trust, Inc.	577,153
25,135	Sabra Health Care REIT, Inc. *	489,378
7,053	Senior Housing Properties Trust	83,084
24,066	The GEO Group, Inc.	462,067
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,338,958) - 26.59%		$ 3,385,388

TOTAL INVESTMENTS (Cost $12,648,624) ** - 100.88%		$ 12,842,240

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.88%)		(111,956)

NET ASSETS- 100.00%		$ 12,730,284

* Variable rate security; the money market rate shown represents the seven day yield at March 31, 2019.
** Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,648,624 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Gross Unrealized Appreciation $448,795
Gross Unrealized Depreciation ($250,710)
Net Unrealized Appriciation $198,085
ADR - American Depositary Receipt
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

At March 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $12,648,624 amounted to $198,085, which consisted of aggregate gross unrealized appreciation of $448,795 and aggregate gross unrealized depreciation of $250,710.

1. SECURITY TRANSACTIONS

2. SECURITY VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00 pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for each Fund’s assets and liabilities measured at fair value:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$4,085,268	$0	$0	$4,085,268
Corporate Bonds		$0	$557,682	$0	$557,682
Foreign Government Agencies & Obligations		$0	$7,834	$0	$7,834
Exchange Traded Funds		$3,001,801	$0	$0	$3,001,801
Limited Partnerships		$1,804,267	$0	$0	$1,804,267
Real Estate Investment Trusts		$3,385,388	$0	$0	$3,385,388
Investments at Market		$12,276,724	$565,516	$0	$12,842,240

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AmericaFirst Quantitative Funds

By /s/ Rick Gonsalves

* Rick Gonsalves

Chief Executive Officer

Date:  May 30, 2019

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Rick Gonsalves

*

       Rick Gonsalves, Chief Executive Officer

Date  May 30, 2019